U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.


1       Name and address of issuer: Prudential Natural Resources
        Fund, Inc., 100 Mulberry Street, Gateway Center Three,
        Newark, New Jersey 07102-4077.

2 Name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3       Investment Company Act File Number:     811-5206.
        Securities Act File Number:   33-15166.

4 (a)   Last day of fiscal year for which this Form is filed:
        May 31, 2002.

4 (b)   [  ]  Check box if this Form is being filed late (i.e.
        more than 90 calendar days
        after the end of the issuer's fiscal year) (See
        Instruction A.2).

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5       Calculation of registration fee:

        Aggregate sale price of securities sold       $26,988,252
   (i)  during the fiscal year pursuant to
        section 24(f):

        Aggregate price of securities redeemed or     $23,685,176
  (ii)  repurchased during the fiscal year:

 (iii)  Aggregate price of securities redeemed or     $63,273,027
        repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
        Commission:


  (iv)  Total available redemption credits [add       $86,958,203
        Items 5(ii) and 5(iii)]:

   (v)  Net sales - If Item 5(i) is greater than               $0
        Item 5(iv) [subtract Item 5(iv) from Item
        5(i)]:

  (vi)  Redemption credits available for use in       $59,969,951
        future years - if Item 5(i) is less than
        Item 5(iv)[subtract Item 5(i) from Item
        (5(iv)]:

 (vii)  Multiplier for determining registration        x  .000092
        fee (See instruction C.9):

(viii)  Registration fee due [multiply Item 5(v)            =  $0
        by Item 5(vii)] enter  " 0 "  if no fee
        is due.

6       Prepaid Shares
        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7       Interest due - if this Form is being                +  $0
        filed more than 90 days after the end of the of the issuer's fiscal year (See
        Instruction D):

8       Total amount of the registration fee due             = $0
        plus any interest due [line 5(viii) plus line 7]:

9       Date the registration fee and any
        interest payment was sent to the
        Commission's lockbox depository:   N/A

        Method of Delivery:     N/A

             [  ] Wire Transfer
             [  ] Mail or other means